PARTIES-IN-INTEREST (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PARTIES-IN-INTEREST
Total fair market value of the shares	$ 22,191,838	$ 18,623,791
Administrative, legal and accounts fees	$ 39,665
Common Stock
PARTIES-IN-INTEREST
Number of shares held	160,451	151,278
Total fair market value of the shares	$ 3,628,119	$ 3,700,568
Value of shares purchase	202,552
Value of shares sold	1,356
Value of shares reinvested as dividends	$ 147,071